Parent Only Financial Information	12 Months Ended
Dec. 31, 2025
Parent Only Financial Information [Abstract]
Parent only financial information
24.	Parent only financial information

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiary exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s subsidiary exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiary shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiary (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiary in the form of loans, advances or cash dividends without the consent of a third party.

The following condensed financial information of Fangdd Network Group Ltd. has been prepared using the same accounting policies as set out in the accompanying Consolidated Financial Statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries” and the respective profit or loss as “Equity income of subsidiaries and the VIE and VIE’s subsidiaries” on the condensed statements of income.

As of December 31, 2025, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable shares, or guarantees of Fangdd Network Group Ltd., except for those which have been separately disclosed in the Consolidated Financial Statements, if any.

The following disclosures present the financial positions of Fangdd Network Group Ltd. as of December 31, 2024 and 2025, the operation results for the years ended December 31, 2023, 2024 and 2025, and the statements of cash flows for the years ended December 31, 2023, 2024 and 2025.

(a)	Condensed Balance Sheets

	As of December 31,
	2024	2025
	RMB	RMB
Assets
Current asset
Cash and cash equivalents	29,762	1,693
Short-term investments	107,878	89,685
Amount due from related parties	—	162
Prepayments and other assets, net	—	1,708
Total current asset	137,640	93,248
Non-current asset
Intangible assets, net	—	233,187
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	1,714,269	1,704,869
Total non-current asset	1,714,269	1,938,056
Total assets	1,851,909	2,031,304
Liabilities
Current liability
Accrued expenses and other current liabilities	35,478	22,813
Total current liability	35,478	22,813
Total liabilities	35,478	22,813
Shareholders’ equity
Class A ordinary shares	136	2,453
Additional paid-in capital	5,388,038	5,673,411
Accumulated other comprehensive loss	(383,235)	(394,156)
Accumulated deficit	(3,188,508)	(3,273,217)
Total shareholders’ equity	1,816,431	2,008,491
Total liabilities and shareholders’ equity	1,851,909	2,031,304
(b)	Condensed Statements of Income/(Loss)

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
General and administrative expenses	(10,923)	(30,169)	(61,316)
Total operating expenses	(10,923)	(30,169)	(61,316)
Loss from operations	(10,923)	(30,169)	(61,316)
Equity (loss)/income of subsidiaries and the VIE and VIE’s subsidiaries	(80,934)	58,903	(28,815)
Other income:
Interest (expense)/income, net	(983)	2,185	58
Gain on short-term investments	—	51	5,357
Other income, net	1,730	—	7
(Loss)/income before income tax	(91,110)	30,970	(84,709)
Income tax expense	—	—	—
Net (loss)/income	(91,110)	30,970	(84,709)
Accretion of Redeemable Convertible Preferred Shares	—	—	—
Deemed dividend to preferred shareholder	—	—	—
Net (loss)/income attributable to ordinary shareholders	(91,110)	30,970	(84,709)

(c)	Condensed Statements of Cash Flows

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash used in operating activities	(6,797)	(20,302)	(95,859)
Cash flows from investing activities
(Increase)/decrease in investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	(142,060)	(62,934)	9,400
Investment in short-term investments	—	(107,878)	(43,908)
Proceeds from redemption of short-term investments	—	—	65,311
Net cash (used in)/provided by investing activities	(142,060)	(170,812)	30,803
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of issuance costs	46,632	88,560	—
Proceeds from issuance of convertible bonds, net of issuance costs	145,064	—	44,696
Proceeds from regular warrants exercised	—	25,313	—
Proceeds from issuance and exercise of pre-funded warrants	—	30,848	—
Net cash provided by financing activities	191,696	144,721	44,696
Effect of exchange rate changes on cash and cash equivalents	(4,319)	14,925	(7,709)
Net increase/(decrease) in cash and cash equivalents	38,520	(31,468)	(28,069)
Cash and cash equivalents at the beginning of the year	22,710	61,230	29,762
Cash and cash equivalents at the end of the year	61,230	29,762	1,693